Income Taxes (Details Narrtive)	1 Months Ended	2 Months Ended	3 Months Ended	5 Months Ended
	Jun. 30, 2018	Jun. 06, 2018	Jun. 30, 2017	Jun. 06, 2018	Jun. 03, 2017
Successor [Member]
Income tax statutory rate	21.00%
Effective income tax rate	20.60%
Predecessor [Member]
Effective income tax rate		51.40%	12.30%	25.80%	16.00%
Effective tax rate, description				The tax rate for the 2018 Predecessor Period was higher at 51.4% as compared to the earlier Predecessor periods because of additional losses incurred with no related tax benefits.
OMAN [Member]
Income tax statutory rate	15.00%
Minimum [Member]
Income tax statutory rate	0.00%
Maximum [Member]
Income tax statutory rate	35.00%